Label	Element	Value
PARNASSUS FUNDS | Parnassus Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Parnassus Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Parnassus Mid Cap Fund has the overall investment objective of capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Parnassus Mid Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Parnassus Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 47.5% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.50%
Expense Footnotes [Text Block]	rr_ExpenseFootnotesTextBlock	For additional information about the Parnassus Mid Cap Fund’s expenses, please see “Financial Highlights” in the prospectus.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Parnassus Mid Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.
Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Parnassus Mid Cap Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in mid-sized companies. The Fund considers a mid-sized company to be one that has a market capitalization between that of the smallest and largest constituents of the Russell Midcap® Index (which was between $2.9 billion and $46.5 billion as of May 31, 2022) measured at the time of purchase. The Russell Midcap® Index includes approximately 800 of the smallest companies in the Russell 1000® Index. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside the ranges of the Russell Midcap® Index, which are subject to change. The Fund may normally invest up to 20% of its net assets in smaller- and larger-capitalization companies. The portfolio managers focus on seeking downside protection. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and may invest up to 20% of its assets in foreign securities of similar companies. The Fund may purchase foreign securities directly on foreign markets.
The Fund applies a fossil-fuel free investment strategy, meaning that it does not invest in companies that derive significant revenues from the extraction, exploration, production or refining of fossil fuels. Pursuant to the strategy, the Fund may invest in companies that use fossil fuel-based energy to power their operations or for other purposes. The Fund defines “significant revenues” as being 10% or greater. Using a value-oriented investment process, the Fund seeks to invest in equity securities that have the potential for long-term capital appreciation. To determine a company’s prospects, the Fund’s investment adviser, Parnassus Investments, LLC (the “Adviser”) reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, a company’s stock must be trading below its intrinsic value, which means that the Adviser seeks to purchase stock trading at a discount to the Adviser’s assessment of the company’s estimated value. The Adviser also takes environmental, social and governance (“ESG”) factors into account in making investment decisions, as discussed in more detail in the prospectus. The Fund will sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation or if the company no longer meets the Adviser’s ESG expectations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow contain information that allows you to evaluate the Parnassus Mid Cap Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. The bar chart shows the performance of the Fund’s Investor Shares, and the performance of the Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow contain information that allows you to evaluate the Parnassus Mid Cap Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 999-3505
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.parnassus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the ten-year period shown in the bar chart, the highest return for a quarter was 19.9% (quarter ended June 30, 2020), and the lowest return for a quarter was a loss of 23.6% (quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (%) (all periods ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
Following is a table comparing the performance of the Parnassus Mid Cap Fund’s two share classes with that of the Russell Midcap® Index (see “Index Descriptions” in the prospectus). Figures are average annual returns for one-, five-and ten-year periods ended December 31, 2022. The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a broad measure of market performance, the Russell Midcap® Index, and also how the Fund’s performance varies from year to year.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.
Parnassus Mid Cap Fund—Institutional Shares were incepted on April 30, 2015. Performance shown prior to the inception of the Institutional Shares reflects the performance of the Parnassus Mid Cap Fund—Investor Shares and includes expenses that are not applicable to and are higher than those of the Institutional Shares.

PARNASSUS FUNDS | Parnassus Mid Cap Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money investing in the Fund.
PARNASSUS FUNDS | Parnassus Mid Cap Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency.
PARNASSUS FUNDS | Parnassus Mid Cap Fund | Stock Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. In the past decade, financial markets throughout the world have experienced increased volatility, decreased liquidity and heightened uncertainty. Risks associated with rising inflation, trade tensions, the war between Russia and Ukraine, the United Kingdom’s departure from the European Union (“Brexit”), and the impact of epidemic and pandemic diseases, such as COVID‑19. Additionally, risks associated with volatility and disruptions in the banking sector (including bank failures), interest rate increases, political events, rising government debt in the U.S. and the possibility of a national or global recession could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests. The Fund’s holdings can vary significantly from broad stock market indices.

PARNASSUS FUNDS | Parnassus Mid Cap Fund | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Equity Securities Risk. The Fund may invest in equity securities including common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure.

PARNASSUS FUNDS | Parnassus Mid Cap Fund | Small and Mid Capitalization Company Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Small- and Mid-Capitalization Company Risk. The Fund invests primarily in mid-capitalization companies and may also invest in small-capitalization companies, both of which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-capitalization companies. Relative to the stocks of large-capitalization companies, the stocks of small- and mid-capitalization companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, smaller capitalization companies tend to perform poorly during times of economic stress.

PARNASSUS FUNDS | Parnassus Mid Cap Fund | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Management Risk. The investment process used by the Adviser to select securities for the Fund’s investment portfolio may not prove effective, and the Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect in that the investments chosen by the Adviser may not perform as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

PARNASSUS FUNDS | Parnassus Mid Cap Fund | Environmental Social and Governance ESG Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Environmental, Social, and Governance (ESG) Investing Risk. ESG investing risk is the risk stemming from the environmental, social, and governance factors that the Fund applies in selecting securities. The Fund intends to screen out companies that do not meet its ESG expectations. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities. The Fund’s returns may be lower than other funds that do not seek to invest in companies based on ESG screens.

PARNASSUS FUNDS | Parnassus Mid Cap Fund | Fossil Fuel Free Investing Considerations Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Fossil-Fuel Free Investing Considerations Risk: Pursuing a fossil-fuel free investment strategy may limit the number of investment opportunities available to the Fund, and as a result, at times, the Fund may underperform funds that are not subject to similar investment considerations. For example, the Fund may exclude fossil-fuel related investments when other considerations would suggest that investing in such securities would be advantageous. The Fund may also underperform funds that invest in the energy and utilities sectors, particularly in times of rising oil, gas and energy prices.

PARNASSUS FUNDS | Parnassus Mid Cap Fund | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Foreign Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile and less liquid than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Policy and legislative changes in foreign countries and other events affecting global markets, such as international conflicts and wars, COVID-19 and Brexit, may contribute to decreased liquidity and increased volatility in the financial markets. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may also apply to distributions from foreign companies.

PARNASSUS FUNDS | Parnassus Mid Cap Fund | American Depositary Receipts ADR Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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American Depositary Receipts (ADR) Risk. ADRs are receipts, issued by depository banks in the United States, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading.

PARNASSUS FUNDS | Parnassus Mid Cap Fund | Real Estate Investment Trust REIT Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
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Real Estate Investment Trust (REIT) Risk. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property/mortgage asset type, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs may be more volatile and/or more illiquid than other types of equity securities. REITs (especially mortgage REITs) are subject to interest rate risks. REITs may incur significant amounts of leverage. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”) to avoid entity level tax and be eligible to pass-through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the Investment Company Act of 1940. REITs are subject to the risks of changes in the Code affecting their tax status.

PARNASSUS FUNDS | Parnassus Mid Cap Fund | Tax Law Change Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
∎
Tax Law Change Risk: All statements contained in this prospectus regarding the U.S. federal income tax consequences of an investment in the Fund are based on current law, which is subject to change at any time, potentially with retroactive effect. For example, tax legislation enacted in 2017 (the Tax

Cuts and Jobs Act) resulted in fundamental changes to the Internal Revenue Code (some of which are set to expire in the next few years). More recently, the Inflation Reduction Act of 2022 will add a 15% alternative minimum tax on large corporations and a 1% excise tax on repurchases of stock by publicly traded corporations and certain affiliates. The excise tax on repurchases of stock may cause some corporations in which the Fund invests to reduce liquidity opportunities for its investors, which could potentially reduce the value of your investment in the Fund. Such legislation, as well as possible future U.S. tax legislation and administrative guidance, could materially affect the tax consequences of your investment in the Fund and the Fund’s investments or holding structures.

PARNASSUS FUNDS | Parnassus Mid Cap Fund | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	0.21%
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.96%	[1]
1 Year	rr_ExpenseExampleYear01	$ 98
3 Years	rr_ExpenseExampleYear03	308
5 Years	rr_ExpenseExampleYear05	535
10 Years	rr_ExpenseExampleYear10	$ 1,189
2013	rr_AnnualReturn2013	28.27%
2014	rr_AnnualReturn2014	11.24%
2015	rr_AnnualReturn2015	(0.87%)
2016	rr_AnnualReturn2016	16.07%
2017	rr_AnnualReturn2017	15.79%
2018	rr_AnnualReturn2018	(6.64%)
2019	rr_AnnualReturn2019	28.75%
2020	rr_AnnualReturn2020	14.88%
2021	rr_AnnualReturn2021	16.39%
2022	rr_AnnualReturn2022	(21.56%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.60%)
One Year	rr_AverageAnnualReturnYear01	(21.56%)
Five Years	rr_AverageAnnualReturnYear05	4.74%
Ten Years	rr_AverageAnnualReturnYear10	9.13%
PARNASSUS FUNDS | Parnassus Mid Cap Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component1OtherExpensesOverAssets	none
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[1]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	242
5 Years	rr_ExpenseExampleYear05	421
10 Years	rr_ExpenseExampleYear10	$ 941
One Year	rr_AverageAnnualReturnYear01	(21.41%)
Five Years	rr_AverageAnnualReturnYear05	4.98%
Ten Years	rr_AverageAnnualReturnYear10	9.32%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2015
PARNASSUS FUNDS | Parnassus Mid Cap Fund | Return After Taxes on Distributions | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(22.39%)
Five Years	rr_AverageAnnualReturnYear05	3.87%
Ten Years	rr_AverageAnnualReturnYear10	8.21%
PARNASSUS FUNDS | Parnassus Mid Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(12.17%)
Five Years	rr_AverageAnnualReturnYear05	3.69%
Ten Years	rr_AverageAnnualReturnYear10	7.36%
PARNASSUS FUNDS | Parnassus Mid Cap Fund | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(17.32%)
Five Years	rr_AverageAnnualReturnYear05	7.10%
Ten Years	rr_AverageAnnualReturnYear10	10.96%

[1]	The investment adviser has contractually agreed to reduce its investment advisory fee to the extent necessary to limit total annual fund operating expenses to 0.96% of net assets for the Parnassus Mid Cap Equity Fund—Investor Shares and to 0.75% of net assets for the Parnassus Mid Cap Equity Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2024 and may be continued indefinitely by the investment adviser on a year-to-year basis.